Related party transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of Outstanding Balance with Related Party
The following table summarizes the outstanding balances between the Company and the Axionlog Business as of December 31, 2019 and 2018:

	As of December 31,
	2019	2018
Accounts and notes receivable, net	$177	$860
Other receivables	2,201	1,676
Miscellaneous	3,719	2,963
Accounts payable	(8,747)	(14,984)

Summary of related party transactions
The following table summarizes the outstanding balances between the Company and the Axionlog Business as of December 31, 2019 and 2018:

	As of December 31,
	2019	2018
Accounts and notes receivable, net	$177	$860
Other receivables	2,201	1,676
Miscellaneous	3,719	2,963
Accounts payable	(8,747)	(14,984)

The following table summarizes the transactions between the Company and the Axionlog Business for the fiscal years ended December 31, 2019, 2018 and 2017:

	Fiscal years ended December 31,
	2019	2018	2017
Food and paper (i)	$(188,276)	$(177,356)	$(173,387)
Occupancy and other operating expenses	(7,252)	(5,322)	(4,281)

(i)
Includes $38,658 of distribution fees and $149,618 of suppliers purchases managed through the Axionlog Business for the fiscal year ended December 31, 2019; $41,633 and $135,723, respectively, for the fiscal year ended December 31, 2018; and $48,773 and $124,614, respectively, for the fiscal year ended December 31, 2017.